CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 33,764	$ 37,780	$ 45,753	$ 38,592	$ 33,962	$ 18,720	$ 37,773	$ 32,355	$ 71,975	$ 156,087	$ 160,823	$ 106,209
Available for sale investments, net of tax:
Change in net unrealized gains, net of tax	(65)				20					192	(119)	277
Reclassification for gains included in net income, net of tax											(332)
Net change in unrealized gains on investments, net of tax	(65)				20					192	(451)	277
Foreign currency translation adjustment, net of tax:
Change in foreign currency translation adjustment, net of tax	34				(239)					(201)	305	42
Reclassification adjustment included in net income, net of tax											(468)
Foreign currency translation adjustment, net of tax	34				(239)					(201)	(163)	42
Other comprehensive income (loss), net of tax	(31)				(219)					(9)	(614)	319
Comprehensive income	$ 33,733				$ 33,743					$ 156,078	$ 160,209	$ 106,528